UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21940

EIP Investment Trust
 (Exact name of registrant as specified in charter)

c/o Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880
 (Address of principal executive offices) (Zip code)

Linda Longville
c/o Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880
 (Name and address of agent for service)

203-349-8232
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  January 1, 2017, through June 30, 2017

Item 1. Reports to Stockholders.

EIP Growth and Income Fund

June 30, 2017 Semi-Annual Report

EIP Growth and Income Fund

This report is provided for the general information of the shareholders of the EIP Growth & Income Fund.  This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

EIP Growth and Income Fund

To Our Shareholders:

I am pleased to submit this Semi-Annual Report for the EIP Growth and Income Fund (the “Fund”) for the six months ended June 30, 2017. For the six months ended June 30, 2017, the Fund’s total return as measured by the Class I shares was -0.85%.  For the six months ended June 30, 2016, the Fund’s total return as measured by the Class I shares was 14.35%. The performance data quoted represents past performance and is no indication of future performance. Investment return and principal value will fluctuate so that investor shares when redeemed may be worth more or less than their original costs; and the current performance may be lower or higher than the performance quoted. Please call 1-844-766-8694.

The Fund seeks to provide a high level of total shareholder return that is balanced between current income and growth. As a secondary objective, the Fund seeks low volatility. The Fund pursues its objectives by investing mainly in a diversified portfolio of equity securities of issuers in the energy industry (“Energy Companies”) that seek to pay out all or most of their available free cash flow (“High Payout Energy Companies”).  The Fund may achieve a substantial portion of its exposure to Energy Companies by entering into swap agreements and futures with respect to securities of Energy Companies.  The Fund may also invest in a portfolio of investment-grade corporate bonds and obligations of the U.S. government and its agencies. The types of companies the Fund invests in include: (1) energy-related master limited partnerships or limited liability companies that are treated as partnerships (“MLPs”), (2) entities that control MLPs, that own general partner interests in an MLP or interests issued by MLP affiliates (such as I-Shares or i-units), (3) U.S. and Canadian energy yield corporations (“Yieldcos”), (4) U.S. and Canadian natural gas and electric utilities, and (5) other energy-related corporations with dividend policies similar to those of High Payout Energy Companies in (1) and (2) above (such as energy infrastructure real estate investment trusts and foreign energy infrastructure corporations). The “Energy Industry” means enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources.  The Fund concentrates its investments in the Energy Industry, and may invest without limit in Energy Companies of any market capitalization. While the Fund invests primarily in U.S. and Canadian Energy Companies, it may also invest in Energy Companies organized in other countries.  The Fund may also use leverage.  Leverage may be achieved by taking short positions as described in the prospectus or through the swaps and futures.  The Fund typically uses leverage for any purpose consistent with its investment objective, including in an attempt to enhance returns.

Benchmarks:

We believe the following benchmarks provide appropriate comparisons of the Fund’s performance:

Total Return
1/1/17 –
6/30/17
EIP Growth and Income Fund – Class I	-0.85%
EIP Growth and Income Fund – Investor Class	-1.01%
S&P 500 Index	9.34%
Wells Fargo Midstream MLP
Total Return Index	-2.43%
Alerian MLP Total Return Index	-2.66%

Total Return
1/1/16 –
6/30/16
EIP Growth and Income – Class I	14.35%
S&P 500 Index	3.84%
Wells Fargo Midstream MLP
Total Return Index	14.28%
Alerian MLP Total Return Index	14.71%

S&P 500 Index. The S&P 500 Index is a capitalization weighted index of 500 stocks. This Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Wells Fargo Midstream MLP Total Return Index (WCHWMIDT). The WCHWMIDT consists of 47 energy MLPs as of June 30, 2017 and represents the midstream sub-sector of the Wells Fargo MLP Composite Index.

Alerian MLP Total Return Index (AMZX). The AMZX is a composite of the most prominent energy master limited partnerships calculated by Standard & Poor’s using a float adjusted market capitalization methodology on a total return-return basis.

The Fund outperformed the AMZX for the first six months of 2017 as lower crude oil and natural gas prices helped drive cyclical companies in the AMZX to underperform the Fund.  As we have said numerous times, we believe the MLP structure and a high payout ratio is only suitable for a narrow set of long-lived assets that have had stable non-cyclical cash flows, such as regulated pipelines or other infrastructure assets that are legal or natural monopolies. We believe this approach leads to a portfolio of companies at the blue-chip end of the spectrum with less volatility and higher growth.  In our view, these types of companies have tended to lag in up markets and outperform in down markets. Over the last 12 months, the per-share cash distributions of energy- related MLPs has declined about 0.4% (Source: Alerian Capital Management). This compares to the weighted average distribution growth of approximately 3.5% for the Fund.

EIP Growth and Income Fund

Industry Review

For the first six months of 2017, the price (excluding dividends) of the Alerian MLP Index (the “Index”) was down 5.9% and the price of crude oil was down 14.3%.  While the long-term correlation between energy-related MLPs and crude oil prices is fairly low (about 15-30% from 1995-2017), over the last two years it has spiked to about 70%.  (Alerian, Bloomberg, EIP estimates)  This increase in the correlation to oil prices has occurred while business exposure to commodity prices has declined dramatically.  For the Index as a whole, we estimate that the portion of operating income derived from commodity-price sensitive and variable margin businesses has declined from a peak of nearly 50% in 2013/14 to about 20-25% today.  (FactSet, Alerian, SEC Filings, EIP Estimates) Said another way, the quality of earnings has improved dramatically and this quality of earnings improvement has coincided with a decline in valuations of about 30-35%.  The short-term correlations of the MLPs in the Fund’s portfolio with oil prices is affected by the short-term correlation of the Index (of which they are members) with oil prices. This is not to advocate buying the Index, as we believe, it still includes too many MLPs with poor business models, over-leveraged balance sheets, exposure to businesses we do not want to own and above all else, management teams we think, to put it politely, are not good enough.  There are over 100 energy-related MLPs in total and about 40 in the Index.  The large majority of the Fund’s MLP exposure is in just 10 companies.

Fund Updates

Beginning in the first quarter of 2017, the Fund began paying out a dividend on a quarterly basis rather than annually.  Also, in the first quarter of 2017, the Fund began utilizing a bond strategy that consists of buying U.S treasuries of one maturity and shorting bonds with a different maturity. For example, buying 4 year U.S. treasuries and shorting 5 year U.S. treasuries. This strategy serves two primary purposes. The first is to provide a hedge to the equity of the portfolio from changes in interest rates and the second for leverage purposes. As further disclosed in the Fund's prospectus, the Fund may short U.S. treasuries to a significant extent.

Sincerely,

James Murchie
President
EIP Growth and Income Fund

The views expressed in this commentary reflect those of the Fund’s portfolio management team as of June 30, 2017. Any such views are subject to change at any time based on market or other conditions, and the Fund disclaims any responsibility to update such views. These views are not intended to be a forecast of future events, a guarantee of future results or advice. Because investment decisions for the Fund are based on numerous factors, these views may not be relied upon as an indication of trading intent on behalf of the Fund. The information contained herein has been prepared from sources believed to be reliable, but is not guaranteed by the Fund as to its accuracy or completeness. Past performance is not indicative of future results. Performance information provided above assumes the reinvestment of interest, dividends and other earnings. There is no assurance that the Fund’s investment objectives will be achieved.

The fund’s investment objective, risks, charges and expenses must be considered carefully before investing. The statutory prospectus may be obtained by calling (203) 349-8232 or emailing ir@energymlp.com and should be read carefully before investing as it contains this and other important information about the fund.

Mutual fund investing involves risks including loss of your entire investment. Because the Fund concentrates its investments in the Energy Industry, the Fund is subject to greater risk of loss as a result of adverse economic, business or other developments affecting industries within that sector than if its investments were more diversified across different industries. Energy Companies are highly sensitive to events relating to international politics, governmental regulatory policies, including energy conservation and tax policies, fluctuations in supply and demand, environmental liabilities, threats of terrorism and to changes in exchange rates or interest rates. MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. The value of the Fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. Federal Income tax purposes. If an MLP is deemed to be a corporation then its income would be subject to federal taxation, reducing the amount of cash available for distribution to the fund which could result in a reduction of the fund’s value. Investments in Non-U.S. companies (including Canadian issuers) are subject to risks related to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risk and market practices, as well as fluctuations in foreign currencies. The Fund invests in Small and Mid-cap companies, which involves additional risks such as limited liquidity and greater volatility than larger companies. The Fund may invest in Fixed Income securities which typically decrease in value when interest rates rise, this risk is usually greater for longer-term debt securities. Investment in Lower-rated and Non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may engage in Short Sales which are speculative and more risky than long positions (purchases) in securities because there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs and may result in higher taxes. The Fund’s use of Derivatives could lead to substantial volatility

EIP Growth and Income Fund

and losses. Some derivatives are “leveraged,” which means they provide the Fund with investment exposure greater than the value of the Fund’s initial investment in the derivative instrument. As a result, these derivatives may magnify or otherwise increase losses to the Fund. Derivative instruments may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure. Derivatives may be illiquid and difficult to price, and the counterparty to a derivatives contract may be unable or unwilling to fulfill its obligations to the Fund. The Fund’s use of leverage, via short sales or derivatives, may cause volatility in returns as it typically magnifies both gains and losses. When the Fund increases its investment exposure through the use of leverage, a relatively small market movement may result in significant losses to the Fund. This is not a complete outline of the risks involved in investing in the Fund. Investors are encouraged to read the prospectus carefully prior to investing.

EIP Growth and Income Fund
June 30, 2017

Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Incurred During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending
	Account Value	Account Value	Annualized	Expenses Incurred
	01/01/17	06/30/17	Expense Ratio	During Period(1)
Class I
Actual	$1,000.00	$ 991.50	2.00%	$ 9.88
Hypothetical(2)	$1,000.00	$1,014.88	2.00%	$ 9.99

Investor Class
Actual	$1,000.00	$ 989.90	2.40%	$11.84
Hypothetical(2)	$1,000.00	$1,012.89	2.40%	$11.98

(1)
Expenses are equal to the annualized expense ratio for the share class indicated, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent one-half year period.

(2)	Hypothetical assumes 5% annual return before expenses.

EIP Growth and Income Fund
June 30, 2017
Schedule of Investments (unaudited)

% of Total Investments. The chart shows the Fund’s current allocations as a percentage of the Fund’s total investments, and excludes exposure through derivative instruments.  These percentages may vary from those shown in the Schedule of Investments, which are based on the Fund’s net assets.  Holdings and allocations may vary over time.

Shares		Value

UNITED STATES COMMON STOCKS – 30.75%

	Energy – 14.38%
60,343	Enbridge Energy Management, LLC (a)	$929,879
9,300	Enbridge, Inc.	370,233
12,000	Kinder Morgan, Inc.	229,920
1,300	Targa Resources Corp.	58,760
13,400	The Williams Companies, Inc.	405,752
13,900	TransCanada Corp.	662,613
		2,657,157
	Financial – 0.58%
720	CorEnergy Infrastructure Trust Inc., REIT	24,185
4,300	InfraREIT, Inc., REIT	82,345
		106,530
	Utilities – 15.79%
4,000	Alliant Energy Corp.	160,680
3,500	American Electric Power Co., Inc.	243,145
4,000	CMS Energy Corp.	185,000
2,600	Duke Energy Corp.	217,334
500	Edison International	39,095
4,500	Eversource Energy	273,195
5,000	Exelon Corp.	180,350
5,299	National Grid PLC, Sponsored ADR	332,883
2,400	NextEra Energy, Inc.	336,312
6,000	Public Service Enterprise Group, Inc.	258,060
4,000	SCANA Corp.	268,040
3,500	The Southern Co.	167,580
2,400	WEC Energy Group, Inc.	147,312
2,400	Xcel Energy, Inc.	110,112
		2,919,098
	TOTAL UNITED STATES COMMON STOCKS
	(Cost $5,717,596)	5,682,785

MASTER LIMITED PARTNERSHIPS – 50.87%
	Consumer Cyclicals – 1.62%
2,200	AmeriGas Partners, LP	99,374
8,100	Westlake Chemical Partners, LP	200,475
		299,849
	Energy – 49.25%
7,400	Alliance Resource Partners, LP	139,860
3,150	Buckeye Partners, LP	201,379
2,900	Dominion Energy Midstream Partners, LP	83,665
57,638	Enterprise Products Partners, LP	1,560,837
6,400	EQT Midstream Partners, LP	477,632
28,958	Holly Energy Partners, LP	940,556
10,000	Magellan Midstream Partners, LP	712,700
21,100	NextEra Energy Partners, LP (b)	780,489
5,300	NGL Energy Partners, LP	74,200
7,200	ONEOK Partners, LP	369,919
13,100	Phillips 66 Partners, LP	647,402
24,100	Plains GP Holdings, LP, Class A (b)	630,456
7,000	Shell Midstream Partners, LP	212,100
19,600	Spectra Energy Partners, LP	840,840
5,700	Tallgrass Energy Partners, LP	285,513
13,009	TC PipeLines, LP	715,495
1,900	TransMontaigne Partners, LP	79,800
8,700	Williams Partners, LP	348,957
		9,101,800
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $9,065,116)	9,401,649

CANADIAN COMMON STOCKS – 7.96%

	Energy – 1.49%
14,100	Inter Pipeline Ltd.	276,172
		276,172
	Utilities – 6.47%
3,400	Atco Ltd., Class I	132,954
1,500	Canadian Utilities Ltd., Class A	48,199
8,000	Emera, Inc.	297,409
14,800	Enbridge Income Fund Holdings, Inc.	367,375
1,500	Fortis, Inc.	52,722
7,100	Hydro One Ltd.	127,185
5,400	Keyera Corp.	169,978
		1,195,822
	TOTAL CANADIAN COMMON STOCKS
	(Cost $1,468,366)	1,471,994

HONG KONG COMMON STOCKS – 2.01%
	Energy – 0.84%
17,600	Power Assets Holdings, LLC,
	Sponsored ADR	155,672
		155,672
	Industrial – 1.17%
5,200	Cheung Kong Infrastructure
	Holdings Ltd., ADR	215,644
		215,644
	TOTAL HONG KONG COMMON STOCKS
	(Cost $363,748)	371,316

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund
June 30, 2017
Schedule of Investments (unaudited) – continued

Par Value		Value

UNITED STATES TREASURY OBLIGATION – 75.98%

	United States Treasury Notes – 75.98%
$14,000,000	1.750%, 12/31/2020 (c)	$14,041,832
	TOTAL UNITED STATES TREASURY
	OBLIGATIONS (Cost $14,008,255)	14,041,832
Shares

SHORT TERM INVESTMENTS – 1.24%

	Money Market Funds – 1.24%
229,928	First American Treasury Obligations, Class Z
	Effective Yield, 0.84% (d)	229,928
	TOTAL SHORT TERM INVESTMENTS
	(Cost $229,928)	229,928
Total Investments
(Cost $30,853,009)* – 168.81%		31,199,504
Liabilities in Excess of Other Assets – (68.81)%		(12,717,101)
NET ASSETS – 100.00%		$18,482,403

*	Aggregate cost for U.S. federal income tax purposes is $30,909,046.
(a)	Non-income producing security.
(b)	Organized as a limited partnership and has elected to be treated as a corporation for U.S. federal income tax purposes.
(c)	All or a portion of this security is pledged as collateral for securities sold short.
(d)	Seven-day yield as of June 30, 2017.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Schedule of Securities Sold Short (unaudited)

The amount of $150,000 in cash was segregated with the custodian to cover the following security sold short at June 30, 2017:

BNP Paribas Prime Brokerage, Inc. is the counterparty to the below security sold short.

Par Value		Value

UNITED STATES TREASURY OBLIGATIONS – (76.31)%

	United States Treasury Notes – (76.31)%
$14,000,000	2.000%, 12/31/2021	$14,103,082
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $14,059,844)	$14,103,082

Schedule of Total Return Swaps (unaudited)

The amount of $565,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at June 30, 2017:

BNP Paribas Prime Brokerage, Inc. is the counterparty to the below total return swaps.

				Unrealized
Long Total Return		Expiration	Notional	Appreciation
Equity Swaps	Pay Rate	Date	Amount(1)	(Depreciation)(2)
American	1 month
Water Works	LIBOR + 110
Co., Inc.	basis points	05/18/2018	$57,442	$(2,925)

Atmos	1 month
Energy Corp.	LIBOR + 110
	basis points	05/18/2018	119,140	(3,109)

Chesapeake	1 month
Utilities Corp.	LIBOR + 110
	basis points	05/18/2018	186,750	1,282

IDACORP, Inc.	1 month
	LIBOR + 110
	basis points	05/18/2018	98,967	(5,165)

Kinder	1 month
Morgan, Inc.	LIBOR + 110
	basis points	02/21/2018	56,430	1,003

Kinder	1 month
Morgan, Inc.	LIBOR + 110
	basis points	05/18/2018	192,614	3,423

New Jersey	1 month
Resources	LIBOR + 110
Corp.	basis points	05/18/2018	140,085	(8,351)

Phillips 66	1 month
Partners, LP	LIBOR + 110
	basis points	03/20/2018	60,125	4,071

Sempra Energy	1 month
	LIBOR + 110
	basis points	05/18/2018	339,191	(6,861)

Shell	1 month
Midstream	LIBOR + 110
Partners, LP	basis points	05/18/2018	156,695	9,824

The	1 month
Southern Co.	LIBOR + 110
	basis points	07/19/2018	155,130	(11,621)

UGI Corp.	1 month
	LIBOR + 110
	basis points	05/18/2018	106,680	(4,583)
			$1,669,249	$(23,012)

(1)	The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2)	Amounts include $785 of net dividends and financing costs.

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2017
Statement of Assets and Liabilities (unaudited)

ASSETS:
Investments, at value (cost $30,853,009)	$31,199,504
Cash	122,500
Restricted Cash	715,000
Deposit with broker for securities sold short	574,949
Appreciation on swaps (premium paid $0)	19,603
Receivables:
Dividends and interest	19,209
Dividend Reclaims	1,071
Due from Manager (Note 3)	19,771
Investment securities sold	29,058
Prepaid expenses	65,936
Total assets	32,766,601

LIABILITIES:
Depreciation on swaps (premium received $0)	42,615
Securities sold short (proceeds $14,059,844)	14,103,082
Payables:
Investment securities purchased	25,874
Professional fees	73,856
Accounting and administration fees (Note 3)	14,871
Custodian fees	2,772
Printing expense	6,303
Trustees fees and related expenses (Note 3)	99
Other accrued expenses	14,726
Total liabilities	14,284,198
NET ASSETS	$18,482,403

NET ASSETS CONSIST OF:
Par value ($0.01 per share)	$11,907
Paid-in capital	33,287,174
Accumulated net investment loss	(69,358)
Accumulated net realized loss	(15,027,708)
Net unrealized appreciation (depreciation) on:
Investments	346,638
Securities sold short	(43,238)
Swaps	(23,012)
Total Net Assets	$18,482,403

Class I
Shares outstanding (unlimited number of shares authorized)	1,174,887
Net Assets	18,237,676
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$15.52

Investor Class
Shares outstanding (unlimited number of shares authorized)	15,781
Net Assets	244,727
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$15.51

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

Statement of Operations For the Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME:
Dividends	$203,274
Less: foreign taxes withheld	(7,152)
Interest	104,948
Total investment income	301,070

EXPENSES:
Interest expenses	186,558
Investment advisory fees (Note 3)	90,151
Professional fees	81,763
Administration fees (Note 3)	55,138
Offering costs	39,639
Federal and state registration fees	25,841
Trustees fees and related expenses (Note 3)	25,272
Transfer agent fees (Note 3)	23,467
Compliance fees	16,765
Insurance expense	16,290
Custodian fees	7,013
Printing expenses	4,457
Miscellaneous expenses	709
Distribution (12b-1) and service fees	338
Total expenses	573,401
Less: net expense reimbursement by Advisor (Note 3)	(206,203)
Net expenses	367,198
NET INVESTMENT LOSS	(66,128)

NET REALIZED AND UNREALIZED LOSS
NET REALIZED GAIN/(LOSS) ON:
Investments	250,195
Swaps	(90,343)
Foreign currency transactions	970
Net realized gain/(loss)	160,822
NET CHANGE IN UNREALIZED DEPRECIATION ON:
Investments	(183,387)
Securities sold short	(43,238)
Swaps	(24,162)
Foreign currency translations	(63)
Net change in unrealized depreciation	(250,850)
NET REALIZED AND UNREALIZED LOSS	(90,028)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(156,156)

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2017	Year Ended
	(unaudited)	December 31, 2016(1)
OPERATIONS:
Net investment loss	$(66,128)	$(140,488)
Net realized gain on investments, swaps, futures contracts
and foreign currency transactions	160,822	891,242
Net change in unrealized appreciation/depreciation on investments,
swaps, futures contracts and foreign currency translations	(250,850)	1,778,552
Net increase (decrease) in net assets from operations	(156,156)	2,529,306

Distributions to shareholders from:
Net investment income – Class I	(190,434)	(137,307)
Net investment income – Investor Class	(2,366)	(18)
Total distributions	(192,800)	(137,325)

Capital share transactions
Class I
Proceeds from sales of Fund shares	606,250	212,533
Proceeds from reinvestment of distributions	189,098	136,325
Cost of Fund shares redeemed	—	(654,925)
Net increase (decrease) in net assets from capital share transactions	795,348	(306,067)
Investor Class
Proceeds from sales of Fund shares	250,000	2,500
Proceeds from reinvestment of distributions	2,365	18
Cost of Fund shares redeemed	—	—
Net increase in net assets from capital share transactions	252,365	2,518
Total increase in net assets	698,757	2,088,432

NET ASSETS:
Beginning of period/year	17,783,646	15,695,214
End of period/year	$18,482,403	$17,783,646
Accumulated net investment loss	$(69,358)	$(139,883)

Changes in shares outstanding
Class I
Shares sold	38,483	14,747
Shares issued to holders in reinvestments of dividends	12,065	8,778
Shares redeemed	—	(42,500)
Net increase (decrease)	50,548	(18,975)

Investor Class
Shares sold	15,470	159
Shares issued to holders in reinvestments of dividends	151	1
Shares redeemed	—	—
Net increase	15,621	160

(1)	The Investor Class commenced operation on October 18, 2016.

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown.  Certain information reflects financial results for a share outstanding throughout each period.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Class I

	Six Months
	Ended
	June 30,
	2017		Year Ended December 31,
	(unaudited)		2016		2015	2014	2013	2012
Net asset value, beginning of period/year	$15.81		$13.73		$17.62	$16.37	$14.51	$14.43

Income from investment operations:
Net investment loss (a)	(0.06)		(0.13)		(0.50)	(0.44)	(0.29)	(0.29)
Net realized and unrealized
gain (loss) on investments	(0.06)		2.33		(3.30)	3.41	3.16	1.29
Total from investment operations	(0.12)		2.20		(3.80)	2.97	2.87	1.00

Distributions paid to shareholders from:
Net investment income	(0.17)		(0.12)		(0.09)	(1.72)	(1.01)	(0.92)
Total from distributions	(0.17)		(0.12)		(0.09)	(1.72)	(1.01)	(0.92)
Net increase (decrease) in net asset value	(0.29)		2.08		(3.89)	1.25	1.86	0.08
Net asset value, end of period/year	$15.52		$15.81		$13.73	$17.62	$16.37	$14.51
Total return	(0.85	)%(1)	16.14%		(21.54)%	18.69%	20.06%	7.03%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000’s)	$18,237		$17,781		$15,695	$24,221	$35,037	$40,574
Ratios of expenses
to average net assets:
Before expense reimbursement	6.35	%(2)	3.59	%^	4.95%	3.87%	2.90%	2.84%
Before expense reimbursement
excluding interest expense	4.28	%(2)	3.59	%^	4.95%	3.87%	2.90%	2.84%
After expense reimbursement	4.07	%(2)	2.14	%^	N/A	N/A	N/A	N/A
After expense reimbursement
excluding interest expense	2.00	%(2)	2.14	%^	N/A	N/A	N/A	N/A
Ratios of net investment loss
to average net assets:
Before fees waived and
expenses reimbursed	(3.01	)%(2)	(2.28	)%^	(3.11)%	(2.47)%	(1.64)%	(1.92)%
After fees waived and
expenses reimbursed	(0.73	)%(2)	(0.83	)%^	N/A	N/A	N/A	N/A
Portfolio turnover rate	10	%(1)	53%		49%	25%	102%	51%

_____________________
Portfolio turnover is calculated for the Fund as a whole.
(a)	Per share investment loss has been calculated using the average shares method.
^
Effective February 1, 2016, the Investment Manager entered into a contractual agreement to waive fees and reimburse expenses so that the total annual operating expenses for the Fund do not exceed 2.00% of average daily net assets.  See Note 3.  Due to the contractual waiver not being effective in January 2016, the Fund’s expense ratio is above 2.00% for the Class I shares for the year ended December 31, 2016.

(1)	Not annualized.
(2)	Annualized.

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown.  Certain information reflects financial results for a share outstanding throughout each period.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Investor Class

	Six Months Ended		October 18, 2016(1)
	June 30, 2017		Through
	(unaudited)		December 31, 2016
Net asset value, beginning of period	$15.82		$15.75

Income from investment operations:
Net investment loss (a)	(0.09)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.07)		0.20
Total from investment operations	(0.16)		0.18

Distributions paid to shareholders from:
Net investment income	(0.15)		(0.11)
Total from distributions	(0.15)		(0.11)
Net increase (decrease) in net asset value	(0.31)		0.07
Net asset value, end of period	$15.51		$15.82
Total return	(1.01	)%(2)	0.53	%(2)

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$245		$3
Ratios of expenses to average net assets:
Before expense reimbursement	7.22	%(3)	4.33	%(3)
Before expense reimbursement excluding interest expense	4.76	%(3)	4.33%
After expense reimbursement	4.86	%(3)	2.40	%(3)
After expense reimbursement excluding interest expense	2.40	%(3)	2.40%
Ratios of net investment loss to average net assets
Before fees waived and expenses reimbursed	(3.51	)%(3)	(2.56	)%(3)
After fees waived and expenses reimbursed	(1.15	)%(3)	(0.59	)%(3)
Portfolio turnover rate	10	%(2)	53%

_____________________
Portfolio turnover is calculated for the Fund as a whole.
(a)	Per share investment loss has been calculated using the average shares method.
(1)	Commencement of operations.
(2)	Not annualized.
(3)	Annualized.

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2017
Notes to Financial Statements (unaudited)

1.	ORGANIZATION

EIP Growth and Income Fund (the “Fund”) is a diversified series of EIP Investment Trust (the “Trust”), a Delaware statutory trust.  The Fund is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 22, 2006. The Fund offers two classes of shares: Class I and Investor Class. Energy Income Partners, LLC (the “Manager” or “Adviser”) serves as the Fund’s investment adviser.

The Fund’s primary investment objective is to seek a high level of total shareholder return that is balanced between current income and growth. As a secondary objective, the Fund will seek low volatility. Under normal market conditions, the Fund’s investments will be concentrated in the securities of one or more issuers conducting their principal business activities in the Energy Industry. The Energy Industry is defined as enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.

Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.

EIP Growth and Income Fund

June 30, 2017
Notes to Financial Statements (unaudited) – continued

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 –	unadjusted quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of June 30, 2017 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	06/30/2017	Price	Inputs	Inputs
ASSETS
United States Common Stock	$5,682,785	$5,682,785	$—	$—
Master Limited Partnerships	9,401,649	9,401,649	—	—
Canadian Common Stock	1,471,994	1,471,994	—	—
Hong Kong Common Stock	371,316	155,672	215,644	—
United States Treasury Obligations	14,041,832	—	14,041,832	—
Short Term Investments	229,928	229,928	—	—
Cash and Restricted Cash	837,500	—	—	—
Other Financial Instruments*
Equity Contracts – Swaps	19,603	—	19,603	—
Total	$32,056,607	$16,942,028	$14,277,079	$—
LIABILITIES
Other Financial Instruments*
Equity Contracts – Swaps	(42,615)	—	(42,615)	—
Interest Rate Contracts – Securities Sold Short	(14,103,082)	—	(14,103,082)	—
Total	$(14,145,697)	$—	$(14,145,697)	$—

*
Other Financial Instruments are not reflected in the Schedule of Investments, such as swaps which are reflected at the unrealized appreciation (depreciation) on the instrument, while securities sold short are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund did not have any transfers in or out of Levels 1, 2 or 3 during the six months ended June 30, 2017. Transfers in and out of levels are recognized at market value at the end of the period.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

MLP Common Units: Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have

EIP Growth and Income Fund

June 30, 2017
Notes to Financial Statements (unaudited) – continued

preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Restricted Cash: Restricted cash includes amounts required to be segregated with the Fund’s custodian or counterparties as collateral for the Fund’s derivatives as shown on the Schedule of Investments. Segregated cash collateral is recorded at its carrying amount which represents fair value.

Short Sales of Securities: The Fund is engaging in short sales of U.S. Treasury securities in order to hedge the Fund’s exposure to increases in interest rates. The Fund may also engage in short sale transactions of equity and other fixed-income securities for investment, speculative, and hedging purposes. To effect such a transaction, the Fund must borrow the security it sells short (such as a U.S. Treasury security) to make delivery of that security to the buyer. The Fund is then obligated to replace, or cover, the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the lender, to the extent necessary to meet the margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund’s maximum bond price risk under a short bond arrangement is theoretically unlimited. The Fund generally will realize a gain if the price of the security declines in price between those dates.

Disclosures about Derivative Instruments and Hedging Activities: The following is a table summarizing the fair value of derivatives held at June 30, 2017 by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for
as hedging instruments	Statement of Assets		Statement of Assets
	and Liabilities Location	Value	and Liabilities Location	Value
Equity Contracts – Swaps	Appreciation on swaps	$19,603	Depreciation on swaps	$42,615
Total		$19,603		$42,615

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Derivatives not accounted for
as hedging instruments
		Net Realized	Net Change in Unrealized
	Location of Gain/(Loss)	Gain/(Loss)	Appreciation/Depreciation
	on Derivatives	on Derivatives	on Derivatives
Type of Derivative Risk	Recognized in Income	Recognized in Income	Recognized in Income
Equity Contracts – Swaps	Net realized gain/(loss) on swaps/
Net change in unrealized
	appreciation/depreciation on swaps	$(90,343)	$(24,162)
Total		$(90,343)	$(24,162)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain payables and/or receivables with collateral held and/or posted to create one single payment. The provisions of the ISDA Master Agreement typically permit a single net payment by the non-defaulting party in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

EIP Growth and Income Fund
June 30, 2017
Notes to Financial Statements (unaudited) – continued

Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives, such as Securities sold short, or by agreement between the Fund and the counterparty in the case of OTC derivatives. For the Fund, its OTC swap counterparty required an initial collateral balance equaling 20% of the initial notional value of the swaps for the six months ended June 30, 2017. Additional collateral requirements are calculated by netting the mark to market amount for each transaction and comparing that amount to the value of any collateral currently pledged by the Fund to the counterparty (and vice versa). In the case of exchange traded and centrally cleared derivatives, for which the broker or clearing house establishes minimum margin requirements, brokers can ask for margining in excess of the minimum established by the relevant clearing house in certain circumstances. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as Restricted Cash. In the case of OTC derivatives, generally the amount of collateral due from or to a party has to exceed a minimum threshold before a transfer is made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 7 “Counterparty Risk”. The Fund’s ISDA Master Agreement provides for the bilateral right of counterparties to terminate derivative contracts prior to maturity due to certain defined Events of Default (including but not limited to failure to pay or deliver or breach of agreement) or defined Termination Events (including but not limited to illegality, tax events or credit events), which could cause the Fund to accelerate payment of any net liability owed to the counterparty.

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities:

The following table, as of June 30, 2017, discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities, and instruments and transactions that are subject to a master netting agreement or an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.  For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities:

			Gross Amounts not offset in the
Assets			Statement of Assets and Liabilities
	Gross Amounts of
	Assets Presented		Non-Cash	Cash
	in Statement of	Derivatives	Collateral	Collateral
Description	Assets and Liabilities	Available for Offset	Received	Received	Net Amounts(1)
Total Return Equity Swaps
BNP Paribas	$19,603	$(19,603)	$—	$—	$—
	$19,603	$(19,603)	$—	$—	$—

			Gross Amounts not offset in the
Liabilities			Statement of Assets and Liabilities
	Gross Amounts of
	Assets Presented		Non-Cash	Cash
	in Statement of	Derivatives	Collateral	Collateral
Description	Assets and Liabilities	Available for Offset	Pledged	Pledged	Net Amounts(2)
Total Return Equity Swaps
BNP Paribas	$42,615	$(19,603)	$—	$23,012	$—
	$42,615	$(19,603)	$—	$23,012	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization.  Actual collateral received/pledged may be more than the amounts disclosed herein.

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.
(2)	Net amount represents the net amount payable to the counterparty in the event of default.

EIP Growth and Income Fund
June 30, 2017
Notes to Financial Statements (unaudited) – continued

Futures Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against foreign currency exchange risk or for any other purpose permitted by applicable law. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement between two parties to buy and sell an instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities or assets. The Fund’s maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is long is an amount equal to the notional amount of the related contracts. During the six months ended June 30, 2017, the Fund held no futures contracts where the underlying currency is long. The Fund’s maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is short is theoretically unlimited. However, if effectively hedged, any loss would be offset in unrealized foreign currency gains of securities denominated in the same currency. For the six months ended June 30, 2017 the Fund did not transact in futures contracts.

Currency Hedging Transactions: The Fund may engage in certain transactions intended to hedge the Fund’s exposure to currency risks, including without limitation buying or selling options or futures, entering into forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivative transactions. Hedging transactions can be expensive and have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivatives instruments.

Foreign Currency Translations: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these foreign exchange gains or losses are included in the reported net realized and unrealized gain (loss) on investments shown on the Statement of Operations.

Net realized gains or losses on foreign currency trans- actions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net change in unrealized appreciation/depreciation on foreign currency transactions shown on the Statement of Operations.

Swap Agreements: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the Energy Industry as defined in Note 1 above, to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk as-

EIP Growth and Income Fund

June 30, 2017
Notes to Financial Statements (unaudited) – continued

sociated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its net asset value. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund will cover its current obligations under swap agreements by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. A swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse. Gain or loss is recognized when the equity swap position is sold or when the contract resets.

The Fund’s maximum equity price risk to meet its future payments under long swap agreements outstanding as of June 30, 2017 is equal to the total notional amount as shown on the Schedule of Investments. The Fund’s maximum equity price risk to meet its future payments under short swap agreements outstanding is theoretically unlimited. For the six months ended June 30, 2017, the average volume of long Total Return Equity Swaps was $1,285,276 based on the quarterly notional amount. For the six months ended June 30, 2017, the Fund did not transact in short Total Return Equity Swaps. The notional amount represents the U.S. dollar value of the contracts as of the day of the opening of the transaction or latest contract reset date.

Options Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets, as a temporary substitute for selling selected investments, to lock in the purchase price of a security or currency which it expects to purchase in the near future, as a temporary substitute for purchasing selected investments, to enhance potential gain, and for any other purpose permitted by applicable law. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, would require cash settlement by the Fund if the option is exercised.

The liability representing the Fund’s obligation under an exchange-traded written option or investment in a purchased option is valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded.  On the last trading day prior to expiration, expiring options may be priced at intrinsic value. Gain or loss is recognized when the option contract expires or is closed.

If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. OTC options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged. For the six months ended June 30, 2017, the Fund did not transact in any option contracts.

Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

Dividends and Distributions: The Fund intends to distribute all or substantially all of its investment company taxable income quarterly (computed without regard to the deduction for dividends paid), if any, and net capital gain annually, if any. The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time because of the varied nature of the Fund’s investments. The Fund will reinvest distributions in additional shares of the Fund unless a shareholder has written to request distributions, in whole or in part, in cash.

The tax character of distributions paid during the calendar six months ended June 30, 2017 was as follows:

Ordinary Income	$—
Long-Term Capital Gains	$—
Return of Capital	$192,800

EIP Growth and Income Fund
June 30, 2017
Notes to Financial Statements (unaudited) – continued

The tax character of distributions paid during the calendar year ended December 31, 2016 was as follows:

Ordinary Income	$137,325
Long-Term Capital Gains	$—
Return of Capital	$—

Prior to October 14, 2016 the Fund was considered a non-publicly offered regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). Thus, certain expenses of the Fund, including the investment advisory fee, are subject to special rules that can affect certain shareholders of the Fund (generally individuals and entities that compute their taxable income in the same manner as an individual). In particular, such a shareholder’s pro rata portion of the affected expenses for the calendar year (but generally reduced by the Fund’s net operating loss, if any, for its tax year ending within the calendar year), will be taxable to such shareholder as an additional dividend and such shareholder will be treated as having paid its pro rata share of the affected expenses itself. If such a shareholder itemizes its deductions, it generally should be entitled to take an offsetting deduction for its share of the affected expenses, subject, however, to the 2% “floor” on miscellaneous itemized deductions. These expenses will not be deductible for the purposes of calculating alternative minimum tax.

The Fund has a tax year end of June 30. As of June 30, 2017, the components of distributable earnings on a tax basis and other tax attributes were as follows:

Undistributed Ordinary Income	$0
Capital Loss Carryforward	$14,971,671
Post October Loss –
Capital & Foreign Currency	$670

Taxable income and capital gains are determined in accordance with U.S. federal income tax rules, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Permanent book and tax accounting differences relating to the tax year ended June 30, 2017 have been reclassified to reflect a decrease in undistributed net investment loss of $136,653, an increase in accumulated net realized loss on investments of $98,576 and a decrease in paid in capital of $38,077. These differences are primarily due to passive loss limitations, pass through taxable income from investments and swap character reclasses. Net assets were not affected by this reclassification.

Capital Loss Carryforward: As of June 30, 2017, the following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$14,874,804
Indefinite	96,867
Total	$14,971,671

During the tax year ended June 30, 2017, the Fund utilized $118,293 of capital loss carryforwards with an indefinite expiration.

Federal Income Tax: The Fund intends to qualify each year for taxation as a RIC eligible for treatment under the provisions of Subchapter M of the Code. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income and gains distributed in a timely manner to its shareholders in the form of dividends or capital gain dividends.

As of June 30, 2017, the cost of securities and gross unrealized appreciation and depreciation for all securities on a tax basis was as follows:

Total Cost of Investments	$30,909,046
Gross Unrealized Appreciation
on Investments	$1,149,669
Gross Unrealized Depreciation
on Investments	859,211
Net Unrealized Appreciation
on Investments	$290,458

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

As of June 30, 2017, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Connecticut; however the Fund is not aware of any tax positions for which it is reasonably possible the total amounts of unrecognized tax benefits will change materially.

Expenses: The Fund will pay all of its own expenses incurred in its operations. Expenses are recorded on an accrual basis.

3.	INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Energy Income Partners, LLC, serves as the Fund’s investment manager with responsibility for the management of the Fund’s investment portfolio, subject to the supervision of the Board of the

EIP Growth and Income Fund

June 30, 2017
Notes to Financial Statements (unaudited) – continued

Trust. For providing such services, the Fund pays to the Manager a fee, computed and paid monthly at the annual rate of 1% of the average daily net assets of the Fund.

On February 1, 2016, the Fund and the Manager entered into an Expense Limitation Agreement through October 14, 2017.  Both parties have subsequently agreed to extend the agreement through April 30, 2018.  Under the Expense Limitation Agreement, the Manager has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 2.00% of the Fund’s average daily net assets.

Any waiver or reimbursement is subject to repayment by the Fund to the extent actual fees and expenses for a fiscal period are less the Fund’s expense limitation cap at the time of the waiver, provided, however that the Manager shall only be entitled to recoup such amounts for a period of three years after the end of the month in which the fee or expense was waived or reimbursed.

Fees waived and expenses reimbursed are subject to potential recovery are as follows:

Year of Expiration	Amount
December 31, 2019	$244,855
December 31, 2020	$206,203

U.S. Bank N.A. serves as custodian for the Fund and had custody of all securities and cash of the Fund and attended to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the transfer agent, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provided certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts.

USBFS also provides certain accounting and administrative services to the Fund pursuant to an Administration and Accounting Services Agreement. For administrative and accounting services, the Fund paid USBFS the minimum fee of $78,000/year ($6,500/month), in addition to certain out-of-pocket expenses.

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Investor Class. The plan provides that the Fund will pay the Distributor or the Adviser at an annual rate of 0.25% of the average daily net assets of Investor Class shares. No distribution fees are paid by Class I shares. These fees may be used to compensate any person for services or expenses incurred that are primarily intended to result in the sale of the Investor Class shares. These fees may also be used to compensate selling firms for providing personal and account maintenance services to shareholders of Investor Class shares. The Fund did not pay any commissions, other compensation or 12b-1 fees, to financial intermediaries or distributors during the Fund’s most recent six months ended June 30, 2017.

The Fund pays each member of the Board of Trustees who is not an “interested person” as defined in Section 2(a)(19) of the 1940 Act (“Disinterested Trustees”) an annual retainer fee of $25,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. Additional fees of $1,250 and $400 are paid to Independent Trustees for special in-person board or non-regular committee meetings and special telephonic board or non-regular committee meetings, respectively.

4.	PURCHASES AND SALES

The aggregate amounts of purchases and sales of the Fund’s investment securities, other than short-term securities for the six months ended June 30, 2017 were as follows:

	Purchases	Sales
U.S. Government Securities	$14,028,459	$14,081,833
Other Investment Securities	$6,149,767	$2,652,374

5.	SHARES OF BENEFICIAL INTEREST

The Trust has authorized capital of unlimited shares of beneficial interest with a par value of $0.01 which may be issued in more than one class or series. Currently, the Fund is the only series of the Trust and the Fund currently offers two classes of shares.

6.	REGULATORY UPDATES

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017.

7.	INDUSTRY CONCENTRATION AND OTHER RISK FACTORS

The Fund’s investments are concentrated in the Energy Industry and are likely to present more risks than a fund that is broadly invested in a number of different industries.

The Fund may invest in securities denominated or quoted in foreign currencies and therefore changes in the exchange rate

EIP Growth and Income Fund

June 30, 2017
Notes to Financial Statements (unaudited) – continued

between the U.S. dollar and such foreign currencies will affect the U.S. dollar value of these securities and the unrealized appreciation or depreciation of these investments. The Fund may hedge against certain currency risk by, among other techniques, buying or selling options or futures or entering into other foreign currency transactions including forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivatives transactions. The use of hedging transactions has risks and may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.

The Fund may transact in various financial instruments including futures contracts, swap contracts and options. With these financial instruments, the Fund is exposed to market risk in excess of the amounts recorded in the Statement of Assets and Liabilities. Further, the Fund is exposed to credit risk from potential counterparty non-performance. At the Statement of Assets and Liabilities date, credit risk is limited to amounts recorded in the Statement of Assets and Liabilities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Counterparty Risk

Some of the markets in which the Fund effects its transactions are OTC markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Manager is not restricted from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any meaningful and independent evaluation of such counterparties financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Please see the Prospectus and the Statement of Additional Information of the Fund for further information regarding these and other risks.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment.

EIP Growth and Income Fund

June 30, 2017
Additional Information (unaudited)

Form N-Q: The Trust files complete Portfolio of Investments for the Fund with the SEC for the Trust’s first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q’s are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling collect 1-203-349-8232 or (ii) on the SEC’s website at www.sec.gov.

The Fund’s Proxy Voting Record for the most recent twelve month period ended June 30 (which is filed by August 31 of each year) is available (i) upon request, without  charge, by calling collect 1-203-349-8232 or (ii) on the SEC’s website at www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY CONTRACT:

The Board of Trustees, including each of the Independent Trustees, considered and approved the continuation of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Fund, and the Manager at an in-person meeting held on May 31, 2017.

In considering the renewal of the Agreement and reviewing these materials, the Board was assisted by counsel to the Fund and the Independent Trustees and representatives of the Manager, including the Fund's portfolio managers.

The Trustees examined the Manager’s ability to provide high quality investment management services to the Fund.  The Trustees considered the qualifications and experience of EIP’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at the Manager who provide services to the Fund.  The Trustees also considered EIP’s investment philosophy and research and decision-making processes, its ability to attract and retain capable research and advisory personnel and the costs associated with retaining such personnel, the capability of EIP’s senior management and staff, and the level of skill required to manage the Fund.  In addition, the Trustees discussed with the Manager information about the Manager’s risk management process.

The Trustees reviewed the nature, cost, scope and quality of the Manager’s services under the Agreement.  The Trustees considered that these services include providing a continuous investment program to the Fund, adhering to the Fund’s investment restrictions, and complying with regulatory obligations.  The Trustees also considered conditions that might affect the Manager’s ability to provide high quality services to the Fund in the future under the Agreement, including the Manager’s financial condition and operational stability.  Based on the foregoing, the Trustees concluded that the Manager’s investment process, research capabilities and philosophy remain well suited to the Fund, given the Fund’s investment objectives and policies, and that the Manager would be able to meet any reasonably foreseeable obligations under the Agreement and expense cap agreement.

The Trustees also reviewed information regarding the Fund’s performance over various periods ended December 31, 2016, as measured by the Fund’s Class I shares. Among other things, the Trustees reviewed comparisons of the Fund’s performance to other private and registered peer funds (some of which are advised by the Manager) and the EIP advised separately managed accounts (“SMAs”) product composite performance that have investment strategies similar, but not identical, to that of the Fund.  The Trustees noted that, over the one-year period, the Fund’s performance trailed the performance of most of its peer group funds, and the performance of both of its benchmarks (the Alerian MLP Total Return Index and the Wells Fargo Midstream MLP Total Return Index).  The Trustees considered, however, that the Fund had strong performance over the longer three- and five-year periods relative to its peers, and that the Fund had outperformed both of its benchmarks over these periods.  The Trustees discussed with the Manager the Fund’s performance relative to the performance of other funds and accounts managed by the Manager, and considered the Manager’s explanation for why relative performance varied.

The Trustees next considered the management fees paid by the Fund under the Agreement and the total expenses for the Fund. They reviewed information concerning the Fund’s management fee in comparison to the management fees of peer group funds.  The Trustees noted that the Fund’s contractual management fee (before any waivers or expense reimbursements) was in line with the contractual management fees of the other funds in the peer group.  The Trustees also considered that the Manager had agreed to waive its management fee and/or reimburse expenses of the Fund to the extent that the Fund’s total annual operating expenses (excluding certain expenses) exceed 2.00% through April 29, 2018.  The Trustees noted that, at the Fund’s current size and operational expense level, the expense cap meant that the Fund was currently paying no management fee to the Manager.

The Trustees also considered information regarding management fees charged by the Manager to other fund clients, as well as SMAs and unified managed accounts (“UMAs”) advised by the Manager.  The Trustees observed that the Manager earns a lower fee from certain sub-advised funds, and also took into account that, in comparison to the Fund, the

EIP Growth and Income Fund

June 30, 2017
Additional Information (unaudited) – continued

Manager’s responsibilities with respect to these sub-advised funds are less extensive.  The Trustees noted that SMAs also pay a lower fee, and considered that, as with the sub-advised funds, the services the Manager provides to SMAs are different in nature than the services provided to the Fund.  The Trustees also considered that the UMAs pay a lower fee, and that such accounts are only provided with a model, rather than regular advisory, trading and accounting services.

In addition, the Trustees reviewed the Manager’s estimates of expenses to be incurred by the Fund in 2017, and compared the total expense ratio of the Fund in 2016 to the total expense ratio of registered peer funds for the same period.  The Trustees noted that, while the Fund had a much higher expense ratio than its peers, the disparity was primarily driven by the Fund’s small size relative to the peer funds.  The Trustees also considered that the Manager’s contractual obligation to cap the Fund’s expenses lowers the amount of Fund expenses incurred by shareholders.

The Trustees considered information about the profitability of the Fund to the Manager, noting in particular that, because of the Manager’s contractual obligation to cap Fund expenses, the Manager was receiving no management fees from the Fund and was reimbursing certain Fund expenses.  The Trustees also evaluated the benefits of the advisory relationship to the Manager. This evaluation included, among other considerations, the direct and indirect benefits that the Manager may receive from its relationship with the Fund, including any “fallout benefits” to the Manager, such as “soft dollar” credits the Manager receives from directing brokerage commissions to certain brokers.  The Trustees noted that they review and discuss with the Manager reports regarding the Fund’s brokerage commissions and soft dollar arrangements quarterly.  The Trustees determined that the benefits to the Manager from these “soft dollar” credits were reasonable, that the Fund also benefited from them, and that the credits were consistent with the soft dollar benefits typically derived by investment managers to mutual funds.

The Trustees concluded that the current management fee for the Fund represents reasonable compensation in light of the nature and quality of the Manager’s services to the Fund, the fees paid by competitive mutual funds, and the costs incurred by the Manager in providing services to the Fund.

The Trustees also considered the extent to which economies of scale might be realized by the Manager if the assets of the Fund were to grow.  The Trustees determined that it does not appear that the Manager is realizing benefits from economies of scale in managing the Fund.  The Trustees noted that, because of the Fund’s small size and the Manager’s contractual obligation to cap Fund expenses, the Manager is currently receiving no management fees from the Fund and is paying certain Fund expenses.  In its deliberations with respect to these matters, the full Board, including the Independent Trustees, was advised by counsel for the Trust and the Independent Trustees.  The Independent Trustees considered the Agreement in Executive Session, as well as in the presence of the full Board.  The Trustees weighed the foregoing matters in light of the advice given the Trust's counsel and counsel to the Independent Trustees as to the law applicable to the review of investment advisory contracts.  In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all of the matters considered.  The Trustees judged the terms and conditions of the Agreement, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgement, that they were satisfied with the quality of investment advisory services provided by the Manager, that the fees to be paid to the Manager under the Agreement were fair and reasonable, given the scope and quality of the services rendered by the Manager, and that approval of the Agreement was in the best interest of the Trust and its shareholders.

EIP Growth and Income Fund

June 30, 2017
Additional Information (unaudited) – continued

TRUSTEES AND OFFICERS OF THE TRUST

Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Number of
	Term of		Portfolios in
	Office(1) and		Fund Complex	Other Trusteeships/
Name, Address, Age and	Length of	Principal Occupation(s)	Overseen	Directorships
Position(s) with Trust	Time Served	During Past Five Years	by Trustee	Held by Trustee

INDEPENDENT TRUSTEES

Salvatore Faia	Since	President and Chief Executive	One	None
DOB: December 1962	December	Officer, Vigilant Compliance,
c/o EIP Investment Trust	2005	LLC (mutual fund and
10 Wright Street		investment adviser compliance
Westport, CT 06880		company) (since August 2004).
Trustee

Arnold Reichman	Since	Co-Founder and Chief Executive	One	Chairman of the
DOB: May 1948	February	Officer of Lifebooker LLC		Board of the RBB
c/o EIP Investment Trust	2015	(an e-commerce company)		Fund, Inc.
10 Wright Street		(2007 to 2016).		(an open-ended
Westport, CT 06880				management
Trustee				investment
company operating
27 portfolios)
(since 1995).

INTERESTED TRUSTEES

James J. Murchie(2)	Since	Principal, President and Chief	One	None
DOB: November 1957	July	Executive Officer, Energy Income
c/o EIP Investment Trust	2006	Partners, LLC (since 2006).
10 Wright Street
Westport, CT 06880
Trustee and President

OFFICERS WHO ARE NOT TRUSTEES

Linda Longville	Since	Principal and Chief Financial	N/A	N/A
DOB: July 1958	July	Officer, Energy Income
c/o EIP Investment Trust	2006	Partners, LLC (since 2006).
10 Wright Street
Westport, CT 06880
Treasurer and Principal
Financial and
Accounting Officer

EIP Growth and Income Fund
June 30, 2017
Additional Information (unaudited) – continued

Number of
	Term of		Portfolios in
	Office(1) and		Fund Complex	Other Trusteeships/
Name, Address, Age and	Length of	Principal Occupation(s)	Overseen	Directorships
Position(s) with Trust	Time Served	During Past Five Years	by Trustee	Held by Trustee

OFFICERS WHO ARE NOT TRUSTEES

Nandita Hogan	Since	Chief Compliance Officer (since 2015)	N/A	N/A
DOB: December 1971	December	and Compliance Manager (2014 to
c/o EIP Investment Trust	2015	2015), Energy Income Partners, LLC;
10 Wright Street		Chief Compliance Officer, Breeden
Westport, CT 06880		Capital Management (2009-2013);
Chief Compliance Officer,		Chief Compliance Officer, Serengeti
Chief Legal Officer and		Asset Management, LLC
Anti-Money Laundering		(2013 to 2014).
Compliance Officer
Secretary
______________________________________________

(1)
Each Trustee serves during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Except as otherwise provided by law, the Trust’s Declaration of Trust or Bylaws, the President and the Treasurer hold office until his or her resignation has been accepted by the Trustees or until his or her respective successor has been duly elected and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. All other officers hold office at the pleasure of the Trustees.

(2)	Mr. Murchie is deemed an “interested person” of the Fund due to his positions of Principal of the Manager and President of the Fund and due to his beneficial ownership of interests in the Manager.

The Fund’s Statement of Additional Information includes additional information about the Fund’s trustees and is available, without charge, upon request and on the SEC’s website (http://www.sec.gov).

EIP Growth and Income Fund

June 30, 2017
Privacy Policy (unaudited)

FACTS	WHAT DOES Energy Income Partners, LLC DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and bank and brokerage account numbers
• Full legal name and mailing, telephonic and electronic contact information
• Net worth, income and information about your occupation.

When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share clients’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their clients’ personal information; the reasons Energy Income Partners chooses to share; and whether you can limit this sharing.

Does Energy Income
Reasons we can share your personal information	Partners share?	Can you limit this sharing?
For our everyday business purposes—
such as to process your transactions, maintain your	Yes	No
account(s), respond to court orders and legal investigations, or report to credit bureaus
For our marketing purposes—	Yes	No
to offer our products and services to you
For joint marketing with other financial companies	No	No
For our affiliates’ everyday business purposes—	Yes	No
information about your transactions and experiences
For our affiliates’ everyday business purposes—	No	No
information about your creditworthiness
For nonaffiliates to market to you	No	No

Questions?	Call 203-349-8232 or email ir@energymlp.com

EIP Growth and Income Fund
June 30, 2017
Privacy Policy (unaudited) – continued

Who we are

Who is providing this notice?	Energy Income Partners, LLC

What we do

How does Energy Income Partners	To protect your personal information from unauthorized access and use, we use
protect my personal information?	security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Energy Income Partners	We collect your personal information, for example, when you
collect my personal information?	• Complete agreements or open third-party brokerage accounts
• Discuss your service needs or submit requests or correspondence
• Utilize a financial advisor to engage our services on your behalf.

We also collect information necessary to comply with our anti-money laundering requirements, which includes personal identification data.

Why can’t I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

• First Trust Capital Partners, LLC (“FTCP”), owns a minority interest in Energy Income Partners, LLC. FTCP, in turn, is affiliated with several broker-dealers and investment advisers.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

• Accountants, law firms, compliance service providers, technology support firms, print services, broker-dealers, banks, administrative support firms, and potentially others.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

• Not applicable.

Other important information

(This Page Intentionally Left Blank.)

EIP Growth and Income Fund

INVESTMENT MANAGER
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

SHAREHOLDER SERVICES
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A. Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53202

LEGAL COUNSEL
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EIP Investment Trust

By (Signature and Title) /s/ James Murchie
   James Murchie, Principal Executive Officer/President

Date    August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James Murchie
James Murchie, Principal Executive Officer/President

Date August 29, 2017

By (Signature and Title) /s/ Linda Longville
           Linda Longville, Treasurer and Principal Financial and Accounting Officer

Date August 29, 2017